Leases - Lessor Leases - Nature of operating lease assets on the balance sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [Line Items]
Operating lease asset	£ 1,162
Transportation
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [Line Items]
Operating lease asset	334	£ 313
Cars and light commercial vehicles
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [Line Items]
Operating lease asset	24	11
Other
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [Line Items]
Operating lease asset	295	285
Total assets under operating leases
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [Line Items]
Operating lease asset	£ 653	£ 609